N-2	12 Months Ended
Dec. 31, 2025 shares
Cover [Abstract]
Entity Central Index Key	0001954360
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	Crescent Private Credit Income Corp.
Class I Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	19,157,696
Class S Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	7,013
Class D Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	929